Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Federal income tax (benefit) expense applicable to sales and calls of securities	$ 1,608,000	$ 287,000	$ 587,000
Income taxes paid	106,083,000	93,680,000	101,227,000
State net operating loss carryforwards	0
Franchise & other taxes not on income	16,202,000	13,537,000	12,412,000
Valuation allowance recorded	$ 0	0
Estimate of unrecognized tax benefits, reasonable possible	United cannot reasonably estimate the amount of tax benefits, if any, it may recognize over the next 12 months.
Accrued interest related to uncertain tax positions	$ 747,000	525,000
Interest or penalties were recognized	$ 0	$ 0	$ 0